Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Cash flows from operating activities:
Net loss attributable to equity holder	$ (12,542)	$ (5,057)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	13,425	12,845
Amortization of deferred financing costs and debt issuance costs	819	774
Gain on sale of property, plant and equipment	(101)	14
Unrealized foreign exchange losses	5,242
Deferred income taxes	(4,864)	3,566
Other non-cash items, net	(39)	25
Changes in operating assets and liabilities:
Accounts receivable	(14,599)	9,557
Related party receivables, net	(4,984)	(5,002)
Inventories	(5,437)	(1,808)
Other current assets	184	(7,128)
Other assets	(28)	6
Accounts payable	3,058	757
Accrued expenses and other current liabilities	(6,800)	(9,375)
Other long-term liabilities	(760)	176
Net cash used in operating activities	(27,426)	(650)
Cash flows from investing activities:
Capital expenditures	(10,576)	(7,284)
Proceeds from sale of property, plant and equipment	740	21
Net cash used in investing activities	(9,836)	(7,263)
Cash flows from financing activities:
Debt repayments	(768)	(1,452)
Net cash used in financing activities	(768)	(1,452)
Effect of exchange rate changes on cash	(35)	213
Net decrease in cash and cash equivalents	(38,065)	(9,152)
Cash and cash equivalents at the beginning of period	76,619	78,917
Cash and cash equivalents at the end of period	$ 38,554	$ 69,765